dividends per share (Tables)	12 Months Ended
Dec. 31, 2017
dividends per share
Dividends per share

Years ended December 31 (millions
except per share amounts)	2017				2016
	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 10, 2017	$0.4800	Apr. 3, 2017	$283	Mar. 11, 2016	$0.44	Apr. 1, 2016	$261
Quarter 2 dividend	Jun. 9, 2017	0.4925	Jul. 4, 2017	293	Jun. 10, 2016	0.46	Jul. 4, 2016	274
Quarter 3 dividend	Sep. 8, 2017	0.4925	Oct. 2, 2017	292	Sep. 9, 2016	0.46	Oct. 3, 2016	272
Quarter 4 dividend	Dec. 11, 2017	0.5050	Jan. 2, 2018	299	Dec. 9, 2016	0.48	Jan. 3, 2017	284

		$1.9700		$1,167		$1.84		$1,091